Condensed Parent Company Financial Information (Details) - Schedule of condensed parent company balance sheets (Parentheticals) - Parent [Member] - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares authorized	125,000,000	125,000,000
Ordinary shares, shares issued	85,940,965	79,302,428
Ordinary shares, shares outstanding	85,940,965	79,302,428
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001